CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings (loss) from continuing operations	$ 847.8	$ 97.5
Adjustments for:
Depreciation expense	275.0	221.7
Impairment (reversal) charge	(455.5)	0.0
Gain on sale of Bambouk assets	(34.1)	(109.1)
Deferred revenue recognized	(235.7)	0.0
Income tax expense	129.4	30.7
Finance costs	70.8	21.0
Other non-cash items	(80.6)	(42.5)
Adjustments for cash items:
Proceeds from gold prepayment	119.3	0.0
Proceeds from insurance claim	27.3	0.6
Settlement of derivatives	(2.9)	23.3
Disbursements related to asset retirement obligations	(2.9)	(2.0)
Other	(2.1)	0.0
Movements in non-cash working capital items and non-current ore stockpiles	(114.4)	(14.9)
Cash from operating activities, before income taxes paid	541.4	226.3
Income taxes paid	(55.4)	(82.3)
Net cash from (used in) operating activities related to continuing operations	486.0	144.0
Net cash from (used in) operating activities related to discontinued operations	0.0	15.4
Net cash from (used in) operating activities	486.0	159.4
Investing activities
Capital expenditures for property, plant and equipment	(558.6)	(907.3)
Capitalized borrowing costs	(77.8)	(68.3)
Other investing activities	18.5	(5.3)
Net from (used in) investing activities related to continuing operations	(582.4)	(394.1)
Net cash from (used in) investing activities related to discontinued operations	0.0	(8.2)
Net cash from (used in) investing activities	(582.4)	(402.3)
Financing activities
Net proceeds from issuance of shares	287.5	0.0
Net funding from (payment to) Sumitomo Metal Mining Co. Ltd.	(332.5)	327.1
Payment of repurchase option fee	(32.7)	0.0
Other financing activities	(59.0)	(47.4)
Net cash from (used in) financing activities related to continuing operations	83.3	203.7
Net cash from (used in) financing activities related to discontinued operations	0.0	(2.0)
Net cash from (used in) financing activities	83.3	201.7
Effects of exchange rate fluctuation on cash and cash equivalents	(7.0)	1.3
Increase (decrease) in cash and cash equivalents - all operations	(20.1)	(39.9)
Decrease (increase) in cash and cash equivalents - held for sale	0.5	(0.8)
Increase (decrease) in cash and cash equivalents - continuing operations	(19.6)	(40.7)
Cash and cash equivalents, beginning of the year	367.1	407.8
Cash and cash equivalents, end of the year	347.5	367.1
Rosebel
Investing activities
Proceeds from sale of joint ventures	0.0	389.2
Bambouk
Investing activities
Proceeds from sale of joint ventures	35.5	197.6
Credit facility
Financing activities
Proceeds from credit facility	280.0	0.0
Proceeds from credit facility	(60.0)	(455.0)
Equipment loans
Financing activities
Proceeds from credit facility	$ 0.0	$ 379.0